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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Pumbaa LuxCo S.a.r.l.*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-14359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael F. Goss
Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC ("BCI") which is the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., which is a shareholder of Bain Pumbaa LuxCo S.a.r.l. BCI is also the general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Bain Pumbaa Luxo S.a.r.l..
Phone:    617-516-2000

Signature, Place, and Date of Signing:


/s/ Michael F. Goss              Boston, MA                    8/15/11
-----------------------         -------------                  -------
    [Signature]                 [City, State]                   [Date]

* The report on Form 13F for the period ended June 30, 2011 for Bain Pumbaa LuxCo S.a.r.l. ("Pumbaa") is being filed by Bain Capital Investors, LLC ("BCI"), which is the general partner of Bain Capital Partners IX, L.P., which is the general partner of Bain Capital Fund IX, L.P., which is a shareholder of Pumbaa. BCI is also the general partner of Bain Capital Lion Holdings, L.P., which is a shareholder of Pumbaa.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name
     --------------------   ----------------------------------------------------
     28-11185               Bain Capital Investors, LLC
     28-13942               Bain Capital Partners IX, L.P.
     28-13938               Bain Capital Fund IX, L.P.
     28-14366               Bain Capital Lion Holdings, L.P.